PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Employee advances	2,158,987	1,648,197	236,749
Prepayments and deposits	693,111	1,488,463	213,804
Input VAT recoverable	1,448,075	1,441,700	207,087
Refundable withholding tax	—	1,297,016	186,305
Other receivables, net of allowance for doubtful accounts of RMB 20,770,928 and RMB 5,343,427 as of December 31, 2018 and 2019, respectively	1,848,614	2,973,158	427,067

	6,148,787	8,848,534	1,271,012